Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill
Schedule of changes in the carrying amount of goodwill

	JD Mall	New Businesses	Total
	RMB	RMB	RMB
Balance as of December 31, 2014
Goodwill	14,401	2,593,420	2,607,821
Accumulated impairment loss	—	—	—

	14,401	2,593,420	2,607,821

Transaction in 2015
Impairment	—	(2,593,420)	(2,593,420)

Balance as of December 31, 2015
Goodwill	14,401	2,593,420	2,607,821
Accumulated impairment loss	—	(2,593,420)	(2,593,420)

	14,401	—	14,401

Transaction in 2016
Additions	6,512,618	—	6,512,618

Balance as of December 31, 2016
Goodwill	6,527,019	2,593,420	9,120,439
Accumulated impairment loss	—	(2,593,420)	(2,593,420)

	6,527,019	—	6,527,019

Transaction in 2017
Additions	123,551	—	123,551

Balance as of December 31, 2017
Goodwill	6,650,570	2,593,420	9,243,990
Accumulated impairment loss	—	(2,593,420)	(2,593,420)

	6,650,570	—	6,650,570